Finance receivables (Details 1)	Dec. 31, 2023 USD ($)
Finance receivables
Minimum payments receivable	$ 8,527,569
Unearned income	(432,215)
Net investment	8,095,354
Allowance for credit losses	0
Finance receivables, net	$ 8,095,354